Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Common stocks: 96.13%
Communication services: 0.51%
Diversified telecommunication services: 0.12%
AST Spacemobile Incorporated †«	1,224,622	$ 5,902,678
Media: 0.39%
DallasNews Corporation Class A ♠	436,597	1,676,532
Thryv Holdings Incorporated †	931,700	17,702,300
		19,378,832
Consumer discretionary: 5.57%
Auto components: 0.25%
Holley Incorporated †	5,500,000	11,660,000
Holley Incorporated †«	436,205	924,755
		12,584,755
Hotels, restaurants & leisure: 3.12%
Denny’s Corporation ♠†	4,611,412	42,471,105
Dine Brands Global Incorporated ♠	954,743	61,676,398
Jack In The Box Incorporated	736,361	50,241,911
		154,389,414
Household durables: 1.26%
Helen of Troy Limited ##	512,541	56,845,922
Tupperware Brands Corporation ♠†	1,313,437	5,437,629
		62,283,551
Multiline retail: 0.21%
Franchise Group Incorporated «	440,821	10,500,356
Specialty retail: 0.04%
Urban Outfitters Incorporated †##	81,200	1,936,620
Textiles, apparel & luxury goods: 0.69%
Delta Apparel Incorporated ♠	602,202	6,389,363
Levi Strauss & Company Class A	227,875	3,536,620
Steven Madden Limited	757,800	24,219,288
		34,145,271
Consumer staples: 9.17%
Beverages: 0.97%
Primo Water Corporation	3,078,389	47,838,165
Food products: 4.69%
J & J Snack Foods Corporation ♠	996,808	149,232,126
Nomad Foods Limited †	3,417,628	58,919,907
Tootsie Roll Industries Incorporated	567,440	24,155,921
		232,307,954
Household products: 3.51%
Central Garden & Pet Company ♠	813,322	30,458,909
See accompanying notes to portfolio of investments

Allspring Special Small Cap Value Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Household products (continued)
Central Garden & Pet Company Class A †	1,322,751	$ 47,354,486
Spectrum Brands Holdings Incorporated	1,578,594	96,167,946
		173,981,341
Energy: 7.24%
Energy equipment & services: 2.25%
Forum Energy Technologies Incorporated †	181,844	5,364,398
Liberty Oilfield Services Class A	1,621,971	25,967,756
Patterson-UTI Energy Incorporated	4,746,548	79,931,868
		111,264,022
Oil, gas & consumable fuels: 4.99%
Alto Ingredients Incorporated †	1,982,588	5,709,853
Berry Corporation	2,149,686	17,197,488
Callon Petroleum Company †	499,230	18,516,441
Chord Energy Corporation	372,612	50,977,048
Magnolia Oil & Gas Corporation Class A	2,464,100	57,783,145
Nordic American Tankers Limited «	3,439,011	10,523,374
Northern Oil and Gas Incorporated	919,410	28,336,216
Southwestern Energy Company	9,989,280	58,437,288
		247,480,853
Financials: 17.34%
Banks: 7.17%
Associated Banc Corporation	1,879,456	43,396,639
CVB Financial Corporation	549,900	14,159,925
First Hawaiian Incorporated	1,007,658	26,239,414
Hancock Whitney Corporation	1,145,881	55,449,182
Renasant Corporation	1,132,774	42,580,975
South State Corporation	667,518	50,971,674
UMB Financial Corporation	1,467,049	122,527,932
		355,325,741
Capital markets: 1.17%
Apollo Investment Corporation	1,873,186	21,354,320
Capitol Investment Corporation V	1,250,000	566,125
Glassbridge Enterprises Incorporated ♠«	1,527	47,337
New Mountain Finance Corporation	2,515,550	31,117,353
Pershing Square Escrow Shares ♦†	1,415,995	1
Westwood Holdings Group Incorporated ♠	446,683	4,973,235
		58,058,371
Diversified financial services: 0.91%
Jackson Financial Incorporation Class A	1,287,493	44,791,881
Insurance: 5.06%
CNO Financial Group Incorporated	216,492	4,946,842
Enstar Group Limited	327,202	75,596,750
National Western Life Group Class A	68,077	19,129,637
ProAssurance Corporation	1,230,100	21,489,847
Stewart Information Services Corporation	1,342,702	57,373,656
The Hanover Insurance Group Incorporated	534,677	72,250,903
		250,787,635
See accompanying notes to portfolio of investments

2  |  Allspring Special Small Cap Value Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Mortgage REITs: 3.03%
AGNC Investment Corporation	4,162,300	$ 43,079,805
Apollo Commercial Real Estate Finance Incorporated	2,429,190	26,138,084
New York Mortgage Trust Incorporated	11,871,706	30,391,567
Two Harbors Investment Corporation «	3,190,799	50,318,900
		149,928,356
Health care: 4.90%
Health care equipment & supplies: 1.10%
Enovis Corporation	367,700	19,679,304
Varex Imaging Corporation †	1,702,789	34,566,617
		54,245,921
Health care providers & services: 1.64%
Owens & Minor Incorporated	1,243,834	24,292,078
Patterson Companies Incorporated	1,153,700	32,338,211
Premier Incorporated Class A	703,237	24,599,230
		81,229,519
Life sciences tools & services: 0.90%
Azenta Incorporated †	768,441	44,738,635
Pharmaceuticals: 1.26%
Perrigo Company plc	525,451	17,912,625
Prestige Consumer Healthcare Incorporated	713,726	44,679,248
		62,591,873
Industrials: 28.76%
Aerospace & defense: 0.65%
Parsons Corporation	701,016	32,421,990
Air freight & logistics: 0.35%
GXO Logistics Incorporated †	400,657	17,104,047
Building products: 7.17%
CSW Industrials Incorporated ♠	869,081	100,752,560
Griffon Corporation	1,472,310	52,693,975
Janus International Group Incorporated †	2,443,102	23,258,331
JELD-WEN Holding Incorporated †	702,421	6,778,363
Quanex Building Products Corporation ♠	2,780,780	65,848,870
Simpson Manufacturing Company Incorporated	665,967	59,044,634
UFP Industries Incorporated	588,459	46,635,376
		355,012,109
Commercial services & supplies: 2.24%
ACCO Brands Corporation	3,845,700	21,497,463
Custom Truck One Source Incorporated	3,475,000	21,962,000
Ennis Incorporated ♠	1,253,422	27,775,832
Harsco Corporation	1,095,631	6,891,519
Matthews International Corporation Class A	227,800	6,934,232
Viad Corporation ♠	1,069,898	26,094,812
		111,155,858
Construction & engineering: 1.29%
APi Group Corporation †	3,387,467	63,718,254
See accompanying notes to portfolio of investments

Allspring Special Small Cap Value Fund  |  3

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Electrical equipment: 1.30%
Atkore Incorporated †##	489,509	$ 55,520,111
Babcock & Wilcox Enterprises Incorporated †	1,525,800	8,803,866
		64,323,977
Machinery: 11.79%
Alamo Group Incorporated	215,349	30,493,418
Columbus McKinnon Corporation	963,117	31,272,409
Douglas Dynamics Incorporated ♠	1,868,021	67,547,639
Franklin Electric Company Incorporated	1,709,069	136,298,253
Hillenbrand Incorporated	674,157	28,766,279
Hillman Group Incorporated	3,622,900	26,121,109
Hillman Solutions Corporation †	2,378,762	17,150,874
Kadant Incorporated	309,589	54,992,294
Mayville Engineering Company Incorporated ♠†	1,614,424	20,438,608
Mueller Industries Incorporated ♠	2,877,646	169,781,114
NN Incorporated	878,098	1,317,147
		584,179,144
Professional services: 2.23%
CBIZ Incorporated †	1,195,761	56,021,403
Korn Ferry International	1,071,937	54,261,451
		110,282,854
Road & rail: 0.80%
Werner Enterprises Incorporated	986,889	39,732,151
Trading companies & distributors: 0.94%
Air Lease Corporation	991,800	38,104,956
Custom Truck One Source Incorporated †«	1,350,793	8,537,012
		46,641,968
Information technology: 4.81%
Electronic equipment, instruments & components: 1.70%
Belden Incorporated	1,171,293	84,215,967
IT services: 2.68%
Concentrix Corporation	169,200	22,530,672
Euronet Worldwide Incorporated †	144,300	13,619,034
Global Blue Group Holding AG	4,536,904	21,005,866
Kyndryl Holdings Incorporated	2,988,589	33,233,110
Maximus Incorporated	579,400	42,487,402
		132,876,084
Software: 0.43%
E2open Parent Holding Incorporated †	3,199,396	18,780,455
Synchronoss Technologies Incorporated	4,327,500	2,674,828
		21,455,283
Materials: 16.53%
Chemicals: 8.78%
Avient Corporation ##	3,343,181	112,865,791
Diversey Holdings Limited	2,011,760	8,570,098
Ecovyst Incorporated	3,943,314	34,937,762
See accompanying notes to portfolio of investments

4  |  Allspring Special Small Cap Value Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Chemicals (continued)
Element Solutions Incorporated	525,792	$ 9,564,156
Innospec Incorporated ♠	1,724,194	177,350,595
Minerals Technologies Incorporated	238,756	14,497,264
NewMarket Corporation	248,893	77,433,101
		435,218,767
Construction materials: 2.84%
Eagle Materials Incorporated	1,057,801	140,528,863
Containers & packaging: 3.52%
Myers Industries Incorporated	1,677,760	37,296,605
Silgan Holdings Incorporated	1,492,165	77,353,834
Trimas Corporation ♠	2,153,463	59,737,064
		174,387,503
Paper & forest products: 1.39%
Mativ Holdings Inc ♠	3,289,122	68,742,650
Real estate: 0.52%
Equity REITs: 0.52%
Washington REIT	1,442,410	25,674,898
Utilities: 0.78%
Electric utilities: 0.78%
Hawaiian Electric Industries Incorporated	928,664	38,864,588
Total Common stocks (Cost $4,348,392,420)		4,762,228,699

Investment companies: 0.40%
Exchange-traded funds: 0.40%
iShares Russell 2000 Index ETF	112,575	19,628,577
Total Investment companies (Cost $18,936,623)		19,628,577

		Yield
Short-term investments: 3.73%
Investment companies: 3.73%
Allspring Government Money Market Fund Select Class ♠∞		4.09%	165,099,539	165,099,539
Securities Lending Cash Investments LLC ♠∩∞		4.36	19,863,070	19,863,070
Total Short-term investments (Cost $184,961,874)				184,962,609
Total investments in securities (Cost $4,552,290,917)	100.26%			4,966,819,885
Other assets and liabilities, net	(0.26)			(13,037,230)
Total net assets	100.00%			$4,953,782,655

See accompanying notes to portfolio of investments

Allspring Special Small Cap Value Fund  |  5

Portfolio of investments—December 31, 2022 (unaudited)

†	Non-income-earning security
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common Stocks
Central Garden & Pet Company	$ 35,722,863	$ 29,713	$ 0	$ 0	$ (5,293,667)	$ 30,458,909	813,322	$ 0
CSW Industrials Incorporated	100,337,313	1,817,687	0	0	(1,402,440)	100,752,560	869,081	439,797
DallasNews Corporation Class A	3,757,683	0	(850,593)	(2,637,121)	1,406,563	1,676,532	436,597	897,518
Delta Apparel Incorporated	17,924,703	13,759	0	0	(11,549,099)	6,389,363	602,202	0
Denny’s Corporation†	64,584,064	1,219,638	(60,747)	(22,938)	(23,248,912)	42,471,105	4,611,412	0
Dine Brands Global Incorporated	81,172,687	375,260	(6,305,962)	(773,279)	(12,792,308)	61,676,398	954,743	1,525,939
Douglas Dynamics Incorporated	63,549,474	1,079,020	0	0	2,919,145	67,547,639	1,868,021	1,612,505
Ennis Incorporated	24,606,270	0	(1,559,030)	(64,545)	4,793,137	27,775,832	1,253,422	963,268
Glassbridge Enterprises Incorporated	9,926	0	0	0	37,411	47,337	1,527	0
Innospec Incorporated	165,737,985	597,282	(7,372,420)	(195,215)	18,582,963	177,350,595	1,724,194	0
J & J Snack Foods Corporation	158,418,985	3,337,784	(6,451,549)	(1,043,575)	(5,029,519)	149,232,126	996,808	1,999,852
Mativ Holdings Inc	0	155,468,356	(9,396,000)	(9,221,453)	(68,108,253)	68,742,650	3,289,122	3,428,880
Mayville Engineering Company Incorporated†	8,013,580	6,726,934	(319,449)	(166,430)	6,183,973	20,438,608	1,614,424	0
Mueller Industries Incorporated	171,377,466	5,668,025	(24,818,842)	7,301,954	10,252,511	169,781,114	2,877,646	3,114,132
Quanex Building Products Corporation	56,833,951	1,570,736	(49,756)	(4,931)	7,498,870	65,848,870	2,780,780	665,322
Trimas Corporation	67,140,720	1,565,001	(124,737)	(46,364)	(8,797,556)	59,737,064	2,153,463	0
Tupperware Brands Corporation†	51,130,899	1,062,750	(9,561,847)	(20,845,865)	(16,348,308)	5,437,629	1,313,437	0
Viad Corporation	42,137,421	898,761	(5,622,052)	(2,441,331)	(8,877,987)	26,094,812	1,069,898	0
Westwood Holdings Group Incorporated	6,843,184	0	0	0	(1,869,949)	4,973,235	446,683	201,007

Short-term investments
Allspring Government Money Market Fund Select Class	$110,061,302	$903,478,733	$(848,440,496)	$ 0	$ 0	$ 165,099,539	165,099,539	$ 2,446,684
Securities Lending Cash Investments LLC	3,452,615	75,536,012	(59,126,105)	(187)	735	19,863,070	19,863,070	119,072#
				$(30,161,280)	$(111,642,690)	$1,271,394,987		$17,413,976

†	Non-income-earning security
#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Allspring Special Small Cap Value Fund

Portfolio of investments—December 31, 2022 (unaudited)

Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Atkore International Incorporated	Bank of America Securities Incorporated	(250)	$(2,625,000)	$105.00	1-20-2023	$(238,750)
Atkore International Incorporated	Bank of America Securities Incorporated	(250)	(3,000,000)	120.00	1-20-2023	(41,250)
Atkore International Incorporated	Bank of America Securities Incorporated	(250)	(3,125,000)	125.00	1-20-2023	(47,500)
Atkore International Incorporated	Bank of America Securities Incorporated	(250)	(3,375,000)	135.00	1-20-2023	(20,252)
Urban Outfitters Incorporated	Bank of America Securities Incorporated	(500)	(1,500,000)	30.00	1-20-2023	(644)
Put
Atkore International Incorporated	Bank of America Securities Incorporated	250	2,750,000	110.00	1-20-2023	(71,250)
Avient Corporation	Bank of America Securities Incorporated	500	1,500,000	30.00	1-20-2023	(7,981)
Helen of Troy Limited	Bank of America Securities Incorporated	250	2,250,000	90.00	1-20-2023	(40,625)
Urban Outfitters Incorporated	Bank of America Securities Incorporated	1,000	2,500,000	25.00	1-20-2023	(172,500)
						$(640,752)
See accompanying notes to portfolio of investments

Allspring Special Small Cap Value Fund  |  7

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

8  |  Allspring Special Small Cap Value Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$25,281,510	$0	$0	$25,281,510
Consumer discretionary	275,839,967	0	0	275,839,967
Consumer staples	454,127,460	0	0	454,127,460
Energy	358,744,875	0	0	358,744,875
Financials	858,844,646	47,338	0	858,891,984
Health care	242,805,948	0	0	242,805,948
Industrials	1,424,572,352	0	0	1,424,572,352
Information technology	238,547,334	0	0	238,547,334
Materials	818,877,783	0	0	818,877,783
Real estate	25,674,898	0	0	25,674,898
Utilities	38,864,588	0	0	38,864,588
Investment companies	19,628,577	0	0	19,628,577
Short-term investments
Investment companies	184,962,609	0	0	184,962,609
Total assets	$4,966,772,547	$47,338	$0	$4,966,819,885
Liabilities
Written options	$564,375	$76,377	$0	$640,752
Total liabilities	$564,375	$76,377	$0	$640,752
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Special Small Cap Value Fund  |  9

Notes to portfolio of investments—December 31, 2022 (unaudited)

As of December 31, 2022, $8,999,952 was segregated as cash collateral for open written options.
For the nine months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

10  |  Allspring Special Small Cap Value Fund